Subsequent Events (Narrative) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	Jun. 26, 2026	May 15, 2026	Apr. 08, 2026	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Dec. 19, 2025
Subsequent Event [Line Items]
Cash dividend per common share (in YEN per share)					¥ 74.00	¥ 45.50	¥ 36.50
Unrealized gain on the contract to purchase equity shares of Shriram Finance Limited (Note 33)					¥ 25,111	¥ 0	¥ 0
Other					9,279,436	6,344,058
Marketable equity securities included in investment in equity method investees, aggregated market values					¥ 11,034,755	¥ 7,461,707
Shriram Finance Limited
Subsequent Event [Line Items]
Ownership percentage					20.00%
Unrealized gain on the contract to purchase equity shares of Shriram Finance Limited (Note 33)					¥ 25,111
Other					¥ 25,111
Shriram Ownership Trust and Shriram Capital Private Limited | Shriram Finance Limited
Subsequent Event [Line Items]
Ownership percentage								20.00%
Subsequent event
Subsequent Event [Line Items]
Cash dividend per common share (in YEN per share)	¥ 51.0
Dividends, common stock	¥ 576,849
Aggregated number of shares allowed for repurchase (in shares)		45,000,000
Aggregate amount of shares allowed for repurchase		¥ 100,000
Subsequent event | Shriram Finance Limited
Subsequent Event [Line Items]
Purchase consideration			¥ 713,260
Marketable equity securities included in investment in equity method investees, aggregated market values			¥ 860,958
Subsequent event | Shriram Finance Limited | Forecast
Subsequent Event [Line Items]
Unrealized gain on the contract to purchase equity shares of Shriram Finance Limited (Note 33)				¥ 122,587
Subsequent event | Common stock
Subsequent Event [Line Items]
Shares authorized to be repurchased as % of total shares outstanding		0.40%